DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		8 Months Ended	12 Months Ended
	Oct. 19, 2021	Aug. 17, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Sale of units per share	$ 10.15
Transaction costs	$ 18,158,033			$ 18,158,033	$ 18,158,033
Underwriting fees	6,325,000
Deferred underwriting fees	11,068,750
Other Offering costs	764,283			764,283	764,283
Cash placed in a trust account	2,603,980
Proceeds from Initial Public Offering	$ 320,993,750		$ 316,250,000		316,250,000	$ 316,250,000
Business Combination, minimum amount of net tangible assets			5,000,001		5,000,001	5,000,001
Tax obligation, maximum amount			100,000		100,000	100,000
Cash			161,924		761,605	761,605
Working capital			570,766		1,074,447	1,074,447
Offering cost paid by sponsor				25,000	25,000
General working capital			2,603,980		2,603,980	2,603,980
Remaining working capital			$ 161,924		761,605	$ 761,605
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	31,625,000	31,625,000
Sale of units per share	$ 10.00	$ 10.00
Sale of units in initial public offering aggragate amount	$ 316,250,000	$ 316,250,000
Proceeds from Initial Public Offering				$ 6,325,000	$ 6,325,000
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	27,500,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	4,125,000			4,125,000	4,125,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	14,204,375
Sale of units per share	$ 1.00
Sale of units in initial public offering aggragate amount	$ 14,204,375